Summary of Significant Accounting Policies (Details)	12 Months Ended
	Apr. 30, 2023 JPY (¥) ¥ / shares	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Translation, description	Translations of balances in the balance sheets, statements of income, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of April 30, 2023	Translations of balances in the balance sheets, statements of income, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of April 30, 2023
Currency exchange rate | (per share)	¥ 135.99	$ 1
Allowance for doubtful accounts for accounts receivable (in Dollars)
Initial public offering charges	¥ 212,160,121	$ 1,560,116
Deferred initial public offering costs	212,160,121				1,560,116
Contract liabilities	1,397,470				10,276
Advertising expenses	¥ 25,599,131	$ 188,243	230,000	¥ 3,132,390
Tax benefit	50.00%	50.00%
Cash deposit	¥ 177,886,393		¥ 657,418,101		$ 1,308,085
Total revenues	97.70%		91.30%		97.70%	91.30%
Total account payable rate			10.00%			10.00%
One Major Client [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate percentage	42.90%		47.40%	46.30%	42.90%	47.40%
Two Major Clients [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate percentage	24.10%		25.90%	42.10%	24.10%	25.90%
Three Major Clients [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate percentage	10.50%				10.50%
One Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total account payable rate	15.20%				15.20%
Total purchases	73.80%	73.80%	29.30%	86.20%
Two Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total account payable rate	15.00%				15.00%
Total purchases	23.30%	23.30%	25.60%
Three Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total account payable rate	10.60%				10.60%
Total purchases			14.90%